BUSINESS COMBINATION AGREEMENT (Details)			3 Months Ended	9 Months Ended	15 Months Ended
	Aug. 17, 2021 USD ($) shares	Mar. 19, 2019 shares	Mar. 31, 2021 USD ($)	Sep. 30, 2021 shares	Mar. 19, 2019 shares
Business Acquisition [Line Items]
Number of shares issued | shares		88,235			0
Aldel Financial Inc.
Business Acquisition [Line Items]
Aggregate gross proceeds			$ 25,000
Class A Common Stock | Aldel Financial Inc.
Business Acquisition [Line Items]
Number of warrants issued | shares				0.5
Business Combination Agreement | Hagerty | Aldel Financial Inc.
Business Acquisition [Line Items]
Purchase consideration for business acquisition	$ 3,000,000,000.0
Multiply factor considered for consideration	10.00
Amount considered for secondary consideration	$ 450,000,000
Threshold limit of PIPE financing considered for secondary consideration	750,000,000
Maximum amount of PIPE financing considered for secondary consideration	50,000,000
Minimum aggregate cash proceeds for obtaining approval	450,000,000
Aggregate gross proceeds	$ 703,850,000
Business Combination Agreement | Hagerty | Class A Common Stock | Aldel Financial Inc.
Business Acquisition [Line Items]
Number of shares of common stock issued on conversion | shares	1
Number of shares issued | shares	70,385,000
Number of warrants issued | shares	12,669,300